AST J.P. Morgan Moderate Multi-Asset Portfolio Expense Example, No Redemption - AST J.P. Morgan Moderate Multi-Asset Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 99
Expense Example, No Redemption, 3 Years	348
Expense Example, No Redemption, 5 Years	616
Expense Example, No Redemption, 10 Years	$ 1,381